Segment Reporting Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting
Properties, net	$ 1,590.8	$ 1,798.0
Maximum Percentage of Properties Accounted for by Single Country	10.00%
Canada
Segment Reporting
Properties, net	$ 598.1	736.1
United States and its territories
Segment Reporting
Properties, net	28.4	35.2
United Kingdom
Segment Reporting
Properties, net	422.5	465.7
Other foreign countries
Segment Reporting
Properties, net	$ 541.8	$ 561.0